Customer Concentration	9 Months Ended
Sep. 30, 2017
Risks and Uncertainties [Abstract]
Customer Concentration
CUSTOMER CONCENTRATION

The following table shows customers with revenues of 10% or greater of total third-party revenues and customers with accounts receivable balances of 10% or greater of total accounts receivable from third parties:

	Percentage of Total Third-Party Revenues				Percentage of Accounts Receivable from Third Parties
	Three Months Ended September 30,		Nine Months Ended September 30,		September 30,	December 31,
	2017	2016	2017	2016	2017	2016
Customer A	31%	55%	42%	48%	33%	47%
Customer B	24%	—%	26%	—%	27%	50%
Customer C	35%	—%	18%	—%	29%	—%